STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options and Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. First Financial recorded share-based compensation expense of $6.2 million for the year ended December 31, 2018 and $5.4 million for the years ended December 31, 2017 and December 31, 2016, within salaries and employee benefits expense related to stock options and restricted stock awards. Total unrecognized compensation cost related to non-vested share-based compensation was $6.9 million at December 31, 2018 and is expected to be recognized over a weighted average period of 1.94 years.

As of December 31, 2018, First Financial had a single active stock-based compensation plan, the Amended and Restated 2012 Stock Plan, under which additional awards may be granted.

In May 2012, shareholders approved the First Financial Bancorp. 2012 Stock Plan. In May 2017, the shareholders amended and restated the 2012 Stock Plan as the First Financial Bancorp. Amended and Restated 2012 Stock Plan. At December 31, 2018, there were 1,877,079 shares available for issuance under the Amended and Restated 2012 Stock Plan.

In April 2018, in conjunction with the MSFG merger, First Financial assumed the existing MSFG options which were converted into 83,551 options to purchase First Financial common stock. The converted MSFG options remain subject to all of the terms and conditions of the plan and grant agreements under which the MSFG Stock Options were originally issued. The assumed options were exercisable at the time of the merger and remain outstanding for 10 years after the initial grant date with all options expiring at the end of the exercise period. At December 31, 2018, 62,410 options were outstanding under the Plan, all of which expire on or before February 3, 2024.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of stock options granted. In addition to the stock option strike price, the Black-Scholes valuation model incorporates the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding, and is based on historical trends. No options were granted in 2018, 2017 or 2016.

Stock option activity for the year ended December 31, 2018, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	11,800	$11.64
Granted	0	0.00
Assumed	83,551	8.54
Exercised	(32,941)	8.62
Forfeited or expired	0	0.00
Outstanding at end of year	62,410	$9.08	3.72	$914
Exercisable at end of year	62,410	$9.08	3.72	$914

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2018	2017	2016
Total intrinsic value of options exercised	$734	$1,533	$661
Cash received from exercises	$284	$341	$801
Tax benefit from exercises	$1,439	$1,991	$1,958

Restricted stock awards are recorded at fair value as of the grant date as a component of shareholders' equity and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors may require a service period to be met, and certain awards may also require performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2018		2017		2016
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	468,372	$21.63	648,817	$17.82	643,641	$17.21
Granted	303,930	28.94	234,529	27.36	317,695	18.13
Vested	(267,031)	20.94	(307,825)	18.12	(263,713)	16.82
Forfeited	(42,825)	26.38	(107,149)	21.18	(48,806)	17.37
Nonvested at end of year	462,446	$26.39	468,372	$21.63	648,817	$17.82

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The fair value of restricted stock vested during 2018, 2017 and 2016 was $5.6 million, $5.6 million and $4.4 million, respectively.